Customer Accounts	12 Months Ended
Dec. 31, 2025
Customer Accounts Disclosure [Abstract]
Customer Accounts
18.
Customer accounts

	2024	2025
Individuals
Term deposits	5,328,125	6,244,418
Current accounts	921,913	934,286
Total due to individuals	6,250,038	7,178,704

Corporate customers
Term deposits	106,010	148,210
Current accounts	205,902	204,372

Total due to corporate customers	311912	352,582

Total customer accounts	6,561,950	7,531,286

As at 31 December 2024 and 2025, accrued interest of KZT 51,212 million and KZT 66,419 million, respectively, was included in term deposits within customer accounts.

As at 31 December 2024 and 2025, customer accounts of KZT 83,654 million and KZT 100,816 million, respectively, were held as prepayments on loans to customers.

As at 31 December 2024 and 2025, customer accounts of KZT 76,413 million (1.16% of total customer accounts) and KZT 78,145 million (1.04% of total customer accounts), respectively, were due to the top twenty customers.

As at 31 December 2024 and 2025, customer accounts were predominately denominated in KZT, comprising 91% and 93%, respectively.